Long-Term Loans	9 Months Ended
Sep. 30, 2012
Long-Term Loans

8. LONG-TERM LOANS

Long-term loans include the principal of the loans, the accrued interests and un-amortized costs.

On October 27, 2010, Baidu Netcom borrowed a loan from the Export-Import Bank of China to finance some of its government-sponsored research projects, at the annual interest rate of 5.60%, with respect to which the government will provide a cash subsidy at the amount that approximates the interest of the loan. The commitment of the unsecured bank loan amounts to RMB140,000 (US$22,276).  Baidu Netcom can apply to borrow loans under the commitment from time to time within 3 years. The amount that was borrowed and outstanding as of September 30, 2012 is RMB117,000 (US$18,616). The repayment schedule of the outstanding loan is set forth below. Baidu Netcom has the right to repay and may terminate the loan upon a notice in advance.

Due date	Principal amount
	RMB	US$
October 30, 2012	23,000	3,660
January 30, 2013	23,000	3,660
April 30, 2013	23,000	3,660
July 30, 2013	23,000	3,660
October 30, 2013	25,000	3,976

	117,000	18,616

On July 19, 2011, the Company borrowed a two-year unsecured loan of RMB2,199,680 (US$350,000) from Goldman Sachs Lending Partners LLC at an annual interest rate of 1.30%. The loan was used to finance the acquisition of Qunar and is due on July 14, 2013.